Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Trade and Other Payables

	2021	2020
Payable to suppliers	4,615,606	3,467,338
Taxes payable	999,771	668,260
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	652,028	533,440
Accrued selling and marketing expenses	74,214	92,696
Other	379,060	214,871
	6,720,679	4,976,605